Related Parties - Schedule of Transactions with TAP (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2018	Apr. 19, 2017	Apr. 10, 2017
Disclosure of transactions between related parties [line items]
Total amount of related party transactions	R$ 342,083	R$ 194,351	R$ 163,045
Shares issued under secondary public offer					96,239,837	63,000,000
Preference shares [member]
Disclosure of transactions between related parties [line items]
Shares issued under secondary public offer	326,631,190	321,753,720		58,138,005
TAP [member]
Disclosure of transactions between related parties [line items]
Aircraft sublease	R$ (47,135)	R$ (8,570)	(126,006)
TAP Convertible Bonds	403,459	202,921	289,051
Total amount of related party transactions	R$ 356,324	R$ 194,351	R$ 163,045